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                                   May 5, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                      Re:  Legg Mason Tax-Exempt Trust, Inc.
                           File Nos. 2-78562 and 811-3526
                           ------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the Legg Mason Tax-Exempt Trust, Inc. does not differ from the Prospectus contained in Post-Effective Amendment No. 29 ("PEA No. 29") to its Registration Statement on Form N-1A and that PEA No. 29 was filed electronically.

      If there are any questions  concerning  this filing,  please contact me at
(202) 778-9223.

                                            Very truly yours,

                                            /s/ Fatima Sulaiman

                                            Fatima Sulaiman


cc:  Greg Keifer
        Legg Mason Tax-Exempt Trust, Inc.